Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Amendment of Prior Year Financial Information to Correct Immaterial Error

The following tables present the effects of such revisions on the Company’s previously reported financial statements as of and for the years ended December 31, 2014 and 2013:

Amendment of 2014:

	Year ended December 31, 2014
	(in thousands, except per share data)

	As reported	Adjustment	As amended
Consolidated Balance Sheet (at period end)
At period end:
Vessels in operation, net	1,145,066	1,933	1,146,999
Vessels under construction, net	131,345	2,901	134,246
Total Assets	1,370,456	4,834	1,375,290
Retained earnings	220,623	4,834	225,457
Total Stockholders’ equity	805,730	4,834	810,564
Consolidated Statements of Income
Interest expense	(30,321)	3,270	(27,051)
Income before income taxes	85,371	3,270	88,641
Net income	84,467	3,270	87,737
EPS:
Basic	1.53	0.06	1.59
Diluted	1.52	0.06	1.58
Consolidated Statements of Comprehensive Income
Net income	84,467	3,270	87,737
Total comprehensive income	84,301	3,270	87,571
Consolidated Statements of Stockholders’ Equity
Net income	84,467	3,270	87,737
Retained earnings	220,623	4,834	225,457
Total Stockholders’ equity	805,730	4,834	810,564
Consolidated Statements of Cash Flows
Net income	84,467	3,270	87,737
Net cash provided by (used in) operating activities	129,844	3,270	133,114
Payments for vessels under construction	(226,796)	(3,270)	(230,066)
Net cash used in investing activities	(228,604)	(3,270)	(231,874)
Vessels in Operation
Cost:
Transfer in from vessels under construction (Vessel)	153,699	1,933	155,632
Transfer in from vessels under construction (Total)	155,648	1,933	157,581
At December 31, 2014 (Vessel)	1,305,080	1,933	1,307,013
At December 31, 2014 (Total)	1,324,752	1,933	1,326,685
NBV:
Net book value December 31, 2014 (Vessel)	1,134,632	1,933	1,136,565
Net book value December 31, 2014 (Total)	1,145,066	1,933	1,146,999
Vessels Under Construction
Vessels under construction at January 1, 2014	60,197	1,564	61,761
Other payments including stores, capitalized interest and site costs	4,472	3,270	7,742
Transfer into vessels in operation	(155,648)	(1,933)	(157,581)
Vessels under construction at December 31, 2014	131,345	2,901	134,246

Amendment of 2013:

	Year ended December 31, 2013
	(in thousands, except per share data)

	As reported	Adjustment	As amended
Consolidated Balance Sheet (at period end)
Vessels under construction, net	60,197	1,564	61,761
Total Assets	1,325,226	1,564	1,326,790
Retained earnings	136,156	1,564	137,720
Total Stockholders’ equity	720,652	1,564	722,216
Consolidated Statements of Income
Interest expense	(28,768)	1,205	(27,563)
Income before income taxes	41,490	1,205	42,695
Net income	40,984	1,205	42,189
EPS
Basic	0.89	0.03	0.92
Diluted	0.89	0.03	0.92
Consolidated Statements of Comprehensive Income
Net income	40,984	1,205	42,189
Total comprehensive income	41,010	1,205	42,215
Consolidated Statements of Stockholders’ Equity
Net income	40,984	1,205	42,189
Retained earnings	136,156	1,564	137,720
Total Stockholders’ equity	720,652	1,564	722,216
Consolidated Statements of Cash Flows
Net income	40,984	1,205	42,189
Net cash provided by (used in) operating activities	78,810	1,205	80,015
Payments for vessels under construction	(40,086)	(1,205)	(41,291)
Net cash used in investing activities	(456,298)	(1,205)	(457,503)
Vessels Under Construction
Vessels under construction at January 1, 2013	20,111	359	20,470
Other payments including stores, capitalized interest and site costs	1,963	1,205	3,168
Vessels under construction at December 31, 2013	60,197	1,564	61,761

We have increased the retained earnings opening balance by $0.4 million for 2013 due to the amendment for capitalization of interest cost.

Schedule of Income Tax Expense Benefit

	2014 (in thousands)	2015 (in thousands)
Tax charge UK subsidiaries	$447	$383
Tax charge Poland subsidiary	—	$(21)
Tax charge Singapore subsidiary	$457	$438

Total Tax charge	$904	$800